LONG-TERM BANK LOANS (Details) (USD $)	Jun. 30, 2014		Jun. 30, 2013
Debt Instrument [Line Items]
Loans Payable to Bank	$ 23,495,525		$ 27,775,813
Less: current portion	(8,517,268)		(8,671,080)
Long-term bank loans	14,978,257		19,104,733
RMB-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	17,065,401	[1]	25,086,183	[1]
USD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	4,663,143	[2]	0	[2]
SGD-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	53,802	[3]	562,646	[3]
MYR-denominated loan [Member]
Debt Instrument [Line Items]
Loans Payable to Bank	$ 1,713,179	[4]	$ 2,126,984	[4]

[1]	The RMB denominated loan is repayable in five installments with the last installment due on March 29, 2016. It carries an annual interest rate of 5.94% subject to yearly adjustments by reference to the benchmark rate over the same period announced by the People’s Bank of China with nil premiums. The loan is secured by a pledge of the headquarters facility in Beijing, comprising a prepaid land lease and buildings with an aggregate carrying value of $40,399,057 and $37,985,788 as of June 30, 2013 and 2014, respectively.
[2]	The USD denominated loan is repayable in one installment by July 31, 2015. It carries an annual interest rate of 3.03%. The loan is secured by restricted cash amounting to $5,103,368 as of June 30, 2014.
[3]	The SGD denominated loans are repayable in eleven to 19 installments with the last installment due on January 16, 2016. For the year ended June 30, 2014, the effective interest rates ranged from 4.33% to 4.35% per annum. The borrowing is secured by a mortgage of BMSG’s building, vehicles, and prepaid land leases in Singapore, with a total carrying value of $5,305,234 as of June 30, 2013 and secured by vehicles with a total carrying value of $180,755 as of June 30 2014.
[4]	The MYR denominated loans are repayable in two to 104 installments with the last installment due on February 28, 2023. For the year ended June 30, 2014, the effective interest rates ranged from 4.17% to 8.6% per annum. The borrowings are secured by the mortgages of buildings, vehicles, and prepaid land leases in Malaysia, with a total carrying value of $4,750,707 and $3,464,826 as of June 30, 2013 and 2014, respectively.